Summary Prospectus April 30, 2010

ING Artio Foreign Portfolio

Class / Ticker	S2/IJBTX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Prospectus and Statement of Additional Information (“SAI”), both dated April 30, 2010, and most recent financial report to shareholders dated December 31, 2009 are incorporated by reference into (are legally considered part of) this Summary Prospectus. For free paper or electronic copies of the Prospectus and other Portfolio information (including the SAI and most recent financial report to shareholders), go to www.INGFunds.com/vp/literature, email a request to Literature_request@INGFunds.com, call 1-800-366-0066, or ask your salesperson, financial intermediary, or retirement plan administrator.

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fees	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.04%
Total Annual Portfolio Operating Expenses[1]	1.43%
Waivers and Reimbursements[2]	(0.10)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.33%
1	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$135	443	772	1,704

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 179% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in international equity securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the United States. The equity securities in

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which the Portfolio may invest include common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange-traded funds.

The Portfolio normally has a bias towards large companies, but may also invest in smaller companies. For these purposes, large companies include companies with market capitalizations of $10 billion or greater. The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10% of assets) high-risk and high-yield, non-investment grade instruments commonly known as “junk bonds.” The Portfolio may use derivatives, including futures, options, swaps and forward contracts for hedging purposes, and futures and forward contracts for non-hedging purposes. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk and price risk.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the United States, Western Europe, and certain dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up concentrating on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser uses a combination of both bottom-up and top-down analysis to determine specific investments within Japan.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the United States. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as “emerging markets.” It presently does not anticipate investing more than 35% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in “growth” or “value” securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. When deemed appropriate, the Sub-Adviser may, from time to time, seek to reduce foreign currency risk by hedging some or all of the Portfolio’s foreign currency exposure back into the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

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Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Leverage  Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S2 shares’ performance from year to year, and the table compares the Portfolio’s Class S2 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

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Calendar Year Total Returns Class S2 (as of December 31 of each year)

Best quarter: 2nd 2003, 19.89% and Worst quarter: 3rd 2008, (21.36)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs (or since inception)	Inception Date
Class S2%		20.14	3.14	7.92	09/09/02
MSCI ACW IndexSM Ex-U.S.[1]	%	41.45	5.83	11.06[2]	—
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	Artio Global Management LLC
Portfolio Managers
Richard Pell	Rudolph-Riad Younes
Portfolio Manager (since 09/03)	Portfolio Manager (since 09/03)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

SPRO-IITAFS2

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